Strategic Income Portfolio as of October 31, 1998

PORTFOLIO OF INVESTMENTS


Bonds & Notes-- 97.6%


                                            Principal       U.S. $ Value
--------------------------------------------------------------------------------

Argentina -- 4.1%                           U.S. Dollar
--------------------------------------------------------------------------------
Argentina Discount Bond (Brady),
    6.625% , 3/31/23(1)                       5,750,000     $   4,003,438
Transener, 9.25% , 4/01/08(2)                 2,000,000         1,660,000
--------------------------------------------------------------------------------
Total Argentina (identified cost, $6,092,889)               $   5,663,438
--------------------------------------------------------------------------------

Bulgaria -- 5.6%                            U.S. Dollar
--------------------------------------------------------------------------------
Bulgaria Discount Bond (Brady),
    6.688% , 7/28/24(1)                      11,000,000     $   7,706,875
--------------------------------------------------------------------------------
Total Bulgaria (identified cost, $7,726,715)                $   7,706,875
--------------------------------------------------------------------------------

Ecuador -- 2.9%                             U.S. Dollar
--------------------------------------------------------------------------------
Ecuador Discount Bond (Brady),
    6.625% , 2/28/25(1)                       7,600,000     $   3,923,500
--------------------------------------------------------------------------------
Total Ecuador (identified cost, $4,204,575)                 $   3,923,500
--------------------------------------------------------------------------------

Greece -- 3.4%                            Greek Drachma
--------------------------------------------------------------------------------
Hellenic Republic, 8.90%, 4/01/03         1,300,000,000     $   4,617,120
--------------------------------------------------------------------------------
Total Greece (identified cost, $4,280,940)                  $   4,617,120
--------------------------------------------------------------------------------

Hong Kong -- 1.0%                           U.S. Dollar
--------------------------------------------------------------------------------
Guangdong Enterprises, 8.75%, 12/15/03(2)     3,000,000     $   1,335,000
--------------------------------------------------------------------------------
Total Hong Kong (identified cost, $2,741,780)               $   1,335,000
--------------------------------------------------------------------------------

Indonesia -- 1.2%                           U.S. Dollar
--------------------------------------------------------------------------------
APP Global Finance III, 9.407% ,
    4/17/02(1)(3)                               600,000     $     270,000
Indah Kiat Finance Mauritius, Sr.
    Unsec. Notes, 10.00% , 7/01/07            2,750,000         1,430,000
--------------------------------------------------------------------------------
Total Indonesia (identified cost, $2,693,372)               $   1,700,000
--------------------------------------------------------------------------------

Mexico -- 5.8%                              U.S. Dollar
--------------------------------------------------------------------------------
Mexican Discount Bond (Brady), Series B,
    w/ attached warrants, 6.477%,
    12/31/19                                  3,000,000     $   2,368,140
Mexican Discount Bond (Brady), Series D,
    w/ attached warrants, 6.602%,
    12/31/19                                  7,000,000         5,525,660
--------------------------------------------------------------------------------
Total Mexico (identified cost, $8,091,821)                  $   7,893,800
--------------------------------------------------------------------------------

New Zealand -- 4.1%                  New Zealand Dollar
--------------------------------------------------------------------------------
New Zealand Government, 7.00%, 7/15/09        9,500,000     $   5,667,157
--------------------------------------------------------------------------------
Total New Zealand (identified cost, $5,264,521)             $   5,667,157
--------------------------------------------------------------------------------

Peru -- 2.3%                                U.S. Dollar
--------------------------------------------------------------------------------
Peru FLIRB (Brady), 3.25%, 3/07/17            4,000,000     $   2,040,000
Peru PDI (Brady), 4.00%, 3/07/17              2,000,000         1,150,000
--------------------------------------------------------------------------------
Total Peru (identified cost, $2,860,436)                    $   3,190,000
--------------------------------------------------------------------------------

Philippines-- 2.1%                          U.S. Dollar
--------------------------------------------------------------------------------
JG Summit Cayman, 3.50%, 12/23/03             2,500,000     $   1,187,500
Philippine Par Bond (Brady),
    6.50%, 12/01/17(1)                        2,000,000         1,620,000
--------------------------------------------------------------------------------
Total Philippines (identified cost, $3,650,533)             $   2,807,500
--------------------------------------------------------------------------------

United Kingdom -- 1.1%                    Deutsche Mark
--------------------------------------------------------------------------------
Colt Telecom Group PLC Notes,
    7.625%, 7/31/08(2)                        1,000,000     $     531,449
Esprit Telecom Group PLC, 11.00%,6/15/08(2)   2,000,000         1,020,624
--------------------------------------------------------------------------------
Total United Kingdom (identified cost, $1,656,198)          $   1,552,073
--------------------------------------------------------------------------------

United States -- 64.0%                      U.S. Dollar
--------------------------------------------------------------------------------
Corporate Bonds & Notes -- 2.6%
Dayton Hudson Medium Term Notes,
    9.52%, 6/10/15                              350,000     $     469,277
TRW Inc., Medium Term Notes,
    9.35%, 6/04/20                            1,900,000         2,388,129
United International Holdings, Inc.,
    Sr. Disc. Notes, 10.75%,
    (0% until 2/15/03), 2/15/08               1,500,000           675,000
--------------------------------------------------------------------------------
Total Corporate Bonds & Notes (identified cost,
$3,364,038)                                                 $   3,532,406
--------------------------------------------------------------------------------
Mortgage Pass-Throughs -- 59.7%
Federal Home Loan Mortgage Corp.:
    4.75%, with maturity at 2001                  8,072     $       7,997
    5.50%, with maturity at 2019                    147               147
    8.00%, with various maturities to 2021    9,392,346         9,758,731
    8.50%, with various maturities to 2019    1,904,435         2,002,583
    9.00%, with maturity at 2019                580,278           613,511
    9.25%, with various maturities to 2016    4,794,867         5,060,583
    9.50%, with maturity at 2015              2,000,706         2,113,556
    9.75%, with maturity at 2020                770,274           839,429
    11.00%, with maturity at 2019             2,250,505         2,504,041
    11.25%, with maturity at 2010               391,751           435,894
    12.50%, with various maturities to 2019   2,526,726         2,943,477
    12.75%, with maturity at 2013               151,213           174,408
    13.25%, with maturity at 2013               118,473           138,161
    13.50%, with maturity at 2019               324,219           381,905
--------------------------------------------------------------------------------
                                                            $  26,974,423
--------------------------------------------------------------------------------
Federal National Government Loan:
    9.00%, with maturity at 2021              1,950,110     $   2,057,887
    9.50%, with maturity at 2013              2,150,191         2,347,799
    11.00%, with maturity at 2025               971,540         1,093,953
--------------------------------------------------------------------------------
                                                            $   5,499,639
--------------------------------------------------------------------------------

                       See notes to financial statements

Strategic Income Portfolio as of October 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

                                              Principal      U.S. $ Value
--------------------------------------------------------------------------------

United States (continued)
--------------------------------------------------------------------------------
Federal National Mortgage Association:
    4.75%, with maturity at 1999                    978     $         975
    5.00%, with maturity at 2003                 74,809            74,357
    5.50%, with maturity at 2012                  6,293             6,298
    7.00%, with maturity at 2014              4,584,533         4,745,330
    7.50%, with various maturities to 2018    2,834,423         2,944,956
    8.00%, with various maturities to 2019    2,704,873         2,821,288
    8.50%, with various maturities to 2026   12,246,262        12,856,807
    9.00%, with maturity at 2010              1,411,550         1,485,347
    12.00%, with maturity at 2015               987,954         1,133,543
    12.50%, with various maturities to 2027   6,364,133         7,384,449
    12.75%, with maturity at 2014               113,489           134,175
    13.00%, with various maturities to 2015   2,654,216         3,120,891
    13.25%, with maturity at 2014               199,743           237,678
    13.50%, with various maturities to 2015   1,502,364         1,769,551
    14.75%, with various maturities to 2012   2,013,643         2,436,818
--------------------------------------------------------------------------------
                                                            $  41,152,463
--------------------------------------------------------------------------------
Government National Mortgage Association:
    6.50%, with various maturities to 2007      642,604     $     651,071
    7.50%, with various maturities to 2017      905,557           951,053
    8.30%, with maturity at 2020              1,174,418         1,234,465
    8.50%, with maturity at 2009              1,097,427         1,162,590
    9.00%, with maturity at 2016                738,244           779,416
    12.50%, with maturity at 2019             2,783,349         3,232,910
    13.50%, with various maturities to 2014     240,556           289,298
--------------------------------------------------------------------------------
                                                            $   8,300,803
--------------------------------------------------------------------------------
Total Mortgage Pass-Throughs (identified cost,
$82,089,886)                                                $  81,927,328
--------------------------------------------------------------------------------
U.S. Treasury Bond -- 1.7%
United States Treasury Bond, 11.75%, 2/15/01(4)
   (identified cost, $2,603,438)              2,000,000     $   2,319,060
--------------------------------------------------------------------------------
Total United States (identified cost, $88,057,362)          $  87,778,794
--------------------------------------------------------------------------------

Total Bonds & Notes
   (identified cost $137,321,142)                           $ 133,835,257
--------------------------------------------------------------------------------

Preferred Stocks -- 0.4%

Hong Kong -- 0.4%                          U.S. Dollar
--------------------------------------------------------------------------------
Guangdong Investment Ltd., 3.25%, 1/07/03(2) 1,350,000      $     580,500
--------------------------------------------------------------------------------
Total Hong Kong (identified cost, $1,353,375)               $     580,500
--------------------------------------------------------------------------------

Total Preferred Stocks
   (identified cost $1,353,375)                             $     580,500
--------------------------------------------------------------------------------

Short-Term Investments -- 2.0%

                                             Principal       U.S. $ Value
--------------------------------------------------------------------------------

                                            U.S. Dollar
--------------------------------------------------------------------------------
Banque National De Paris, Euro Time-deposit
    Cayman Islands, 5.500%, 11/02/98         2,700,000      $   2,700,000
--------------------------------------------------------------------------------

Total Short-Term Investments
    (at amortized cost $2,700,000)                          $   2,700,000
--------------------------------------------------------------------------------

Total Investments -- 100.0%
    (identified cost $141,374,517)                          $ 137,115,757
--------------------------------------------------------------------------------
(1) Variable rate security. Rate indicated is the rate at October 31, 1998.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Portfolio's intention to hold this security until maturity.
(3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

Strategic Income Portfolio as of October 31, 1998

FINANCIAL STATEMENTS

Statement of Assets & Liabilities


As of October 31, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value (identified cost, $141,374,517)       $137,115,757
Cash                                                              41,753
Receivable for investments sold                                  277,981
Interest receivable                                            2,341,426
Deferred organization expenses                                     1,558
--------------------------------------------------------------------------------
Total assets                                                $139,778,475
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for daily variation margin on open
    financial futures contracts                             $    262,750
Written options, at value                                         78,125
Payable for open forward foreign currency contracts              974,112
Other accrued expenses                                            17,545
--------------------------------------------------------------------------------
Total liabilities                                           $  1,332,532
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio   $138,445,943
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals     $144,086,160
Net unrealized depreciation (computed on the basis
    of identified cost)                                       (5,640,217)
--------------------------------------------------------------------------------
Total                                                       $138,445,943
--------------------------------------------------------------------------------

Statement of Operations


For the Year Ended
October 31, 1998
Investment Income
--------------------------------------------------------------------------------
Interest                                                    $ 12,415,668
Dividends                                                         21,947
--------------------------------------------------------------------------------
Total investment income                                     $ 12,437,615
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                      $    713,908
Administration fee                                               204,036
Trustees fees and expenses                                         9,901
Custodian fee                                                    111,418
Legal and accounting services                                     81,019
Amortization of organization expenses                              4,696
Miscellaneous                                                      3,215
--------------------------------------------------------------------------------
Total expenses                                              $  1,128,193
--------------------------------------------------------------------------------


Net investment income                                       $ 11,309,422
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)         $ (4,354,064)
    Financial futures contracts                                  469,230
    Foreign currency transactions                              5,075,540
--------------------------------------------------------------------------------
Net realized gain                                           $  1,190,706
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
    Investments (identified cost basis)                     $ (6,116,587)
    Financial futures contracts                               (1,207,370)
    Options                                                      110,000
    Foreign currency and forward foreign currency
        exchange contracts                                    (4,037,921)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)        $(11,251,878)
--------------------------------------------------------------------------------

Net realized and unrealized loss                            $(10,061,172)
--------------------------------------------------------------------------------

Net increase in net assets from operations                  $  1,248,250
--------------------------------------------------------------------------------

                       See notes to financial statements

Strategic Income Portfolio as of October 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                Year Ended            Year Ended
in Net Assets                      October 31,1998       October 31, 1997
--------------------------------------------------------------------------------
From operations--
    Net investment income             $ 11,309,422          $  10,516,988
    Net realized gain                    1,190,706              6,359,975
    Net change in unrealized
        appreciation (depreciation)    (11,251,878)            (2,306,661)
--------------------------------------------------------------------------------
Net increase in net assets
    from operations                   $  1,248,250          $  14,570,302
--------------------------------------------------------------------------------
Capital transactions --
    Contributions                     $ 63,230,486          $  36,154,026
    Withdrawals                        (47,288,792)           (61,875,128)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from capital transactions         $ 15,941,694          $ (25,721,102)
--------------------------------------------------------------------------------

Net increase (decrease) in net assets $ 17,189,944          $ (11,150,800)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                  $121,255,999          $ 132,406,799
--------------------------------------------------------------------------------
At end of year                        $138,445,943          $ 121,255,999
--------------------------------------------------------------------------------



                       See notes to financial statements

Strategic Income Portfolio as of October 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                                 Year Ended October 31,
                                                   ---------------------------------------------------------------------------------
                                                         1998            1997            1996           1995            1994(1)
------------------------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Expenses                                                    0.83%           0.86%          0.86%           0.84%           0.82%(2)
Net investment income                                       8.31%           8.06%          8.62%           9.08%           8.41%(2)
Portfolio Turnover                                            71%             77%            71%             78%             71%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                $ 138,446       $ 121,256      $ 132,407       $ 152,583       $ 236,469
------------------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 1, 1994, to October 31, 1994.
(2) Annualized.


                       See notes to financial statements

Strategic Income Portfolio as of October 31, 1998

NOTES TO FINANCIAL STATEMENTS


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    Strategic Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to provide a high level of income by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuation -- Debt securities (other than mortgage-backed, "pass-through," securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage backed, "pass-through," securities are valued using an independent matrix pricing system applied by the advisor which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations and money-market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of discount when required for federal income tax purposes.

    C Gains and Losses From Investment Transactions -- Realized gains and losses from investment transactions are recorded on the basis of identified cost. For book purposes, gains and losses are not recognized until disposition. For federal tax purposes, the Portfolio is subject to special tax rules that may affect the amount, timing and character of gains recognized on certain of the Portfolio's investments.

    D Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

    E Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount ("initial margin"), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("variation margin") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

    F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

Strategic Income Portfolio as of October 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


    G Written Options -- The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

    H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

    I Reverse Repurchase Agreements -- The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of investments. Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily and offset against interest income for financial statement purposes.

    J Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    K Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

    L Other -- Investment transactions are accounted for on a trade date basis.

2   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of investments). Such percentages are reduced as average daily net assets exceed certain levels. For the year ended October 31, 1998, the fee was equivalent to 0.52% of the Portfolio's average net assets for such period and amounted to $713,908. An administration fee, computed at an effective annual rate of 0.15% of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $204,036 for the year ended October 31, 1998.

    Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 1998, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

Strategic Income Portfolio as of October 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D

3   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in an $80 million ($130 million effective November 12, 1998) unsecured line of credit agreement with a group of banks. The portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

4   Investment Transactions
    ----------------------------------------------------------------------------
    The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At October 31, 1998, the Portfolio had invested approximately 25.5% of its net assets or approximately $35,367,000 in high yield securities. Purchases and sales of investments, other than short-term obligations, for the year ended October 31, 1998 were as follows:


    Purchases
   -----------------------------------------------------------------------------
    Investments (non-U.S. Government)                             $  80,779,353
    U.S. Government Securities                                       48,266,943
   -----------------------------------------------------------------------------
                                                                  $ 129,046,296
   -----------------------------------------------------------------------------
    Sales
   -----------------------------------------------------------------------------
    Investments (non-U.S. Government)                             $  56,894,687
    U.S. Government Securities                                       31,190,852
   -----------------------------------------------------------------------------
                                                                  $  88,085,539
   -----------------------------------------------------------------------------


5   Financial Instruments
    ----------------------------------------------------------------------------
    The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 1998, is as follows:


    Forward Foreign Currency Exchange Contracts
    ----------------------------------------------------------------------------
    Sales
    ----------------------------------------------------------------------------
                                                              Net Unrealized
    Settlement                            In Exchange For      Appreciation
    Date(s)          Deliver             (in U.S. dollars)    (Depreciation)
    ----------------------------------------------------------------------------
    11/24/98-        Deutsche Mark
    2/01/99          10,717,920               $  6,490,744      $  (198,888)

    2/22/99          Hong Kong Dollar
                     40,000,000                  5,136,536         (128,711)

    11/05/98         Japanese Yen
                     727,000,000                 6,240,531         (106,234)

    12/11/98         New Taiwan Dollar
                     143,600,000                 4,427,452         (427,452)

    11/09/98-        New Zealand Dollar
    11/16/98         9,500,000                   5,025,699          (74,662)

    1/25/99-         Republic of Korea Won       5,016,603          (16,603)
    2/26/99          6,677,000,000

    11/24/98-        Singapore Dollar
    12/18/98         9,000,000                   5,551,970         (375,600)
    ----------------------------------------------------------------------------
                                              $ 37,889,535      $(1,328,150)
    ----------------------------------------------------------------------------

Strategic Income Portfolio as of October 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


    Purchases
    ----------------------------------------------------------------------------
                                                              Net Unrealized
    Settlement                          Deliver                Appreciation
    Date(s)         In Exchange For     (in U.S. dollars)     (Depreciation)
    ----------------------------------------------------------------------------
    12/11/98        New Taiwan Dollar
                    143,600,000               $4,427,452          $  89,084

    1/08/99         Philippine Peso
                    133,950,000                3,260,407            260,407

    11/05/98-       Singapore Dollar
    11/24/98        9,000,000                  5,543,531              4,547
    ----------------------------------------------------------------------------
                                             $13,231,390          $ 354,038
    ----------------------------------------------------------------------------

    Futures Contracts
    ----------------------------------------------------------------------------
                                                                 Net
                                                                 Unrealized
    Expiration                                                   Appreciation
    Date            Contracts                        Position    (Depreciation)
    ----------------------------------------------------------------------------
    12/21/98       115 Municipal Bond Futures          Long      $ (101,130)

    12/31/98       159 US 30 year Bond Futures         Long         (23,289)

    12/21/98       12 Japanese 10 year Bond Futures    Short       (327,838)
    ----------------------------------------------------------------------------
                                                                 $ (452,257)
    ----------------------------------------------------------------------------

    Written Call Options
    ----------------------------------------------------------------------------
                                  Number of Contracts                  Premiums
    ----------------------------------------------------------------------------
    Outstanding, beginning of year                  0                 $       0
    ----------------------------------------------------------------------------
    Options written                               160                   188,125
    ----------------------------------------------------------------------------
    Outstanding, end of year                      160                 $ 188,125
    ----------------------------------------------------------------------------


    At October 31, 1998, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

6   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at October 31, 1998, as computed on a federal income tax basis, were as follows:

    Aggregate cost                                                 $142,051,843
    ----------------------------------------------------------------------------
    Gross unrealized appreciation                                  $  1,486,185

    Gross unrealized depreciation                                    (6,422,271)
    ----------------------------------------------------------------------------
    Net unrealized depreciation                                      (4,936,086)
    ----------------------------------------------------------------------------

Strategic Income Portfolio as of October 31, 1998

INDEPENDENT ACCOUNTANTS' REPORT


To the Trustees and Investors
of Strategic Income Portfolio:
--------------------------------------------------------------------------------
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Strategic Income Portfolio (the "Portfolio") at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the four years then ended, and for the period from the start of business, March 1, 1994, to October 31, 1994, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                        PricewaterhouseCoopers LLP
                        Boston, Massachusetts
                        December 11, 1998

Strategic Income Portfolio as of October 31, 1998

INVESTMENT MANAGEMENT

Strategic Income Portfolio


Officers                      Independent Trustees
James B. Hawkes               Jessica M. Bibliowicz
President and Trustee         President and Chief Operating Officer,
                              John A. Levin & Co.
Mark S. Venezia               Director, Baker, Fentress & Company
Vice President and
Portfolio Manager             Donald R. Dwight
                              President, Dwight Partners, Inc.
James L. O'Connor
Treasurer                     Samuel L. Hayes, III
                              Jacob H. Schiff Professor of Investment
Alan R. Dynner                Banking, Emeritus, Harvard University
Secretary                     Graduate School of Business Administration

                              Norton H. Reamer
                              Chairman and Chief Executive Officer,
                              United Asset Management Corporation

                              Lynn A. Stout
                              Professor of Law,
                              Georgetown University Law Center

                              John L. Thorndike
                              Formerly Director, Fiduciary
                              Company Incorporated

                              Jack L. Treynor
                              Investment Adviser and Consultant